32. RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2018
Research And Development Costs
RESEARCH AND DEVELOPMENT COSTS

Consist of expenditures on internal research and development of new products which are recognized in the statement of income when incurred. The expenditures amounted to R$53.5 for the year ended December 31, 2018 (R$52.0 in 2017 and R$200.2 in 2016).